TAXES ON INCOME	12 Months Ended
Dec. 31, 2024
TAXES ON INCOME
TAXES ON INCOME

NOTE 12:-TAXES ON INCOME

a.	Israeli taxation:
1.	Measurement of taxable income in dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars. The tax liability, as calculated in dollars is translated into NIS according to the exchange rate as of December 31 of each year.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

The Company’s production facilities in Israel have been granted the status of an “Approved Enterprise” in accordance with the Investment Law under four separate investment programs.

In January 2011, an amendment to the Investment Law came into effect (the “Amendment”). According to the Amendment, the benefit tracks in the Investment Law were modified, and a flat tax rate applies to the Company’s income subject to the Amendment (the “Preferred Income”). Once an election is made, the Company’s income will be subject to the amended tax rate of 16% from 2015 and thereafter (or 9% for a preferred enterprise located in development area A).

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2016 and 2017 Budget Years), 2016, which includes Amendment 73 to the Investment Law (“Amendment 73”) was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2016 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, which are subject to regulations that were issued by the Minister of Finance in May 2017. The new tax tracks under Amendment 73 are as follows: Preferred Technological Enterprise (“PTE”) - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A PTE, as defined in the Investment Law, which is located in the center of Israel, will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Beginning in January 2020 and with respect to the Company’s taxable income from 2020 onwards, the Company elected to apply the terms of the PTE status under the Investments Law.

NOTE 12:-TAXES ON INCOME (Cont.)

3.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the “Encouragement Law”):

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, that at least 90% of the income of which in a given tax year exclusive of income from specified government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an “industrial company” under the Encouragement Law and, as such, is entitled to tax benefits, including: (i) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (ii) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (iii) accelerated depreciation rates on equipment and buildings; and (iv) expenses related to a public offering on the Tel Aviv Stock Exchange Ltd. and on recognized stock markets outside of Israel, such as Nasdaq, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. The Company believes that the Israeli Tax Authority will agree that the Company qualifies and will continue to qualify as an industrial company, or that the benefits described above will be available to the Company in the future.

4.	Tax Benefits for Research and Development:

Section 20a to the Israeli Tax Ordinance allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company’s business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. Expenses incurred in scientific research that is not approved by the relevant Israeli government ministry will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the abovementioned benefit for the majority of its research and development expenses.

NOTE 12:-TAXES ON INCOME (Cont.)

5.	Tax rates:

Taxable income of the Israeli companies is subject to a corporate tax rate of 23% in each of the years ended December 31, 2024, 2023 and 2022.

The Company is eligible for tax benefits as a PTE as mentioned in 2 in this Note 12 above.

The deferred tax balances, as of December 31, 2024, have been calculated based on the PTE effective tax rate (see also 2 in this Note 12 above).

b.	U.S. taxation:

On December 22, 2017, the Tax Cuts and Jobs Act (the “TCJA”) (H.R. 1) was signed into law. This Act includes, among other things, a permanent reduction to the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018, and requires immediate taxation of accumulated, unremitted non-U.S. earnings.

The TCJA also enacted new tax provisions beginning in 2018, including, but not limited to: (i) creating a new provision designed to tax global intangible low tax income (“GILTI”); (ii) generally eliminating U.S. federal taxes on dividends from foreign subsidiaries; (iii) eliminating the corporate alternative minimum tax (“AMT”); (iv) creating the base erosion anti-abuse tax (“BEAT”); (v) establishing a deduction for foreign derived intangible income (“FDII”); (vi) repealing domestic production activity deduction; and (vii) establishing new limitations on deductible interest expense and certain executive compensation.

c.	Net operating loss carryforward and deferred taxes in respect thereto:

As of December 31, 2020, the Company has realized all of its carryforward tax losses in Israel, which can be offset against taxable income.

As of December 31, 2024, the Company’s Israeli subsidiaries have $71,541 in net operating loss carryforwards in Israel, which can be carried forward indefinitely.

The Company’s U.S. subsidiary has total available carryforward tax losses of approximately $5,738 to offset against future U.S. federal taxable gains. These carryforward tax losses expire between 2025 and 2032. As of December 31, 2024, the Company’s U.S. subsidiary recorded a deferred tax asset of $1,487 in respect of such carryforward tax losses.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Domestic	$7,618	$5,110	$25,434
Foreign	7,478	9,262	8,749

	$15,096	$14,372	$34,183

NOTE 12:-TAXES ON INCOME (Cont.)

e.	Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Current taxes:
Domestic	$3,328	$2,030	$3,707
Foreign	1,005	2,013	35

	4,333	4,043	3,742
Deferred tax expense (benefit):
Domestic	(85)	(14)	269
Foreign	(4,463)	1,563	1,706

	(4,548)	1,549	1,975

	$(215)	$5,592	$5,717

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax liabilities and assets are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforward	$17,982	$21,316
Operating lease liabilities	4,011	4,321
Marketable Securities	404	1,409
Derivatives	—	22
Reserves and allowances	7,858	7,292

Net deferred tax assets before valuation allowance	29,429	34,360
Less - valuation allowance	(15,629)	(23,897)

Deferred tax asset	$13,800	$10,463

Deferred tax liability:
Operating lease ROU assets	$(3,961)	$(4,256)
Derivatives	(267)	—
Other	(108)	(232)
Deferred tax liability	$(4,336)	$(4,488)

NOTE 12:-TAXES ON INCOME (Cont.)

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Group has established a valuation allowance to offset certain deferred tax assets as of December 31, 2024 and 2023 due to the uncertainty of realizing future tax benefits from its deferred tax assets. For the year ended December 31, 2024, the Company’s U.S. subsidiary recognized a tax benefit of $5,522 attributable to the release of valuation allowance related to net operating loss carryforwards and other temporary differences.

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory corporate tax rate applicable to the income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year Ended December 31,
	2024	2023	2022
Income before taxes, as reported in the consolidated statements of operations	$15,096	$14,372	$34,183

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$3,472	$3,304	$7,861
Impact of Preferred Technological Enterprise status	(3,077)	(608)	(3,031)
Changes in tax reserve for uncertain tax positions	(67)	47	90
Adjustments for previous years’ taxes	2,536	486	448
Impact of income tax at rates other than the Israeli statutory corporate tax rate	2,131	749	(375)
Share-based compensation expenses see Note 11c.	1,914	1,289	329
Losses and temporary differences for which valuation allowance was provided	(7,363)	198	453
Impact of tax rate change	—	—	152
Other	239	127	(210)

Actual tax expense (benefit)	$(215)	$5,592	$5,717

h.	Tax assessments:

The Company received final tax assessments through 2022.

The statute of limitations related to tax returns of the Company's U.S. subsidiary for all tax years up to and including 2020 has lapsed.